CONSTRUCTION IN PROGRESS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Construction in progress	$ 38,089,142	$ 24,492,510	$ 3,577,869
Oven room for production of dried flowers [Member]
Construction in progress	828,905	828,905	826,359
Office, warehouse and organic fertilizer plant in HSA [Member]
Construction in progress	10,450,518	10,450,518	26,646
Organic fertilizer and bread grass production plant and office building [Member]
Construction in progress	13,228,105	7,921,105	2,724,864
Rangeland for beef cattle and office building [Member]
Construction in progress	5,291,982	5,291,982	0
Cattle houses, office building and staff quarter in SJAP [Member]
Construction in progress	$ 8,289,632	$ 0